January 27, 2009

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Attn: John Grzeskiewicz

Re:	DWS Variable Series II (the “Registrant”); File No.811-05002

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS Davis Venture Value VIP (“Davis Venture Value”), a separate series the Registrant into DWS Large Cap Value VIP, a separate series of the Registrant (the “Merger”).

It is currently expected that a special meeting of shareholders of Davis Venture Value will be held on April 9, 2009. Accordingly, we plan to mail the proxy materials to Davis Venture Value shareholders around March 3, 2009. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by February 25, 2009, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7753.

Sincerely,

/s/John S. Marten

JSM

Enclosures